UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 99.0%
	ADVERTISING - 0.4%
54,800	Interpublic Group of Cos., Inc. *		$ 225,776

	AEROSPACE / DEFENSE - 1.2%
400	Aerovironment, Inc. *		8,360
500	Argon ST, Inc. *		9,485
1,100	Cubic Corp.		27,863
200	Esterline Technologies Corp. *		4,038
6,500	Goodrich Corp.		246,285
4,100	Kaman Corp. Cl. A		51,414
4,400	L-3 Communications Holdings, Inc.		298,320
400	Orbital Sciences Corp. *		4,756
			650,521
	AGRICULTURE - 1.1%
1,000	Andersons, Inc.		14,140
5,200	Bunge Ltd.		294,580
4,300	Lorillard, Inc.		265,482
900	Vector Group Ltd.		11,691
			585,893
	AIRLINES - 0.6%
2,300	Alaska Air Group, Inc. *		40,411
600	Allegiant Travel Co. *		27,276
6,400	Hawaiian Holdings, Inc. *		23,872
32,400	Southwest Airlines Co.		205,092
2,400	UAL Corp. *		10,752
			307,403
	APPAREL - 0.5%
5,600	Carter's, Inc. *		105,336
300	Deckers Outdoor Corp. *		15,912
3,300	Polo Ralph Lauren Corp. Cl. A		139,425
1,000	Wolverine World Wide, Inc.		15,580
			276,253
	AUTO MANUFACTURERS - 0.1%
15,000	Force Protection, Inc. *		72,000

	AUTO PARTS & EQUIPMENT - 0.3%
9,400	Autoliv, Inc.		174,558
1,800	Exide Technologies *		5,400
1,100	Fuel Systems Solutions, Inc. *		14,828
300	Titan International, Inc.		1,509
			196,295
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	BANKS - 3.5%
10,400	Bank of Hawaii Corp.		$ 342,992
1,200	Bank of the Ozarks, Inc.		27,696
3,600	Central Pacific Financial Corp.		20,160
700	Community Trust Bancorp, Inc.		18,725
7,500	Cullen/Frost Bankers, Inc.		352,050
2,300	CVB Financial Corp.		15,249
1,600	First Commonwealth Financial Corp.		14,192
1,900	First Financial Bankshares, Inc.		91,523
1,100	International Bancshares Corp.		8,580
9,500	Northern Trust Corp.		568,290
2,500	Prosperity Bancshares, Inc.		68,375
1,000	Republic Bancorp, Inc.		18,670
200	S&T Bancorp, Inc.		4,242
1,600	Signature Bank *		45,168
2,000	Sun Bancorp, Inc. *		10,380
700	Tompkins Financial Corp.		30,100
2,600	Trico Bancshares		43,524
2,100	Trustco Bank Corp. - NY		12,642
5,700	Trustmark Corp.		104,766
1,200	UMB Financial Corp.		50,988
2,000	Westamerica Bancorporation		91,120
			1,939,432
	BEVERAGES - 1.4%
5,000	Brown-Forman Corp.		194,150
4,000	Central European Distribution Corp. *		43,040
15,700	Coca-Cola Enterprises, Inc.		207,083
300	Green Mountain Coffee Roasters, Inc. *		14,400
2,600	Hansen Natural Corp. *		93,600
2,000	Molson Coors Brewing Co. Cl. B		68,560
1,800	National Beverage Corp. *		16,506
6,300	Pepsi Bottling Group, Inc.		139,482
			776,821
	BIOTECHNOLOGY - 1.4%
300	Acorda Therapeutics, Inc. *		5,943
1,000	Alexion Pharmaceuticals, Inc. *		37,660
100	Bio-Rad Laboratories, Inc. *		6,590
1,400	Cubist Pharmaceuticals, Inc. *		22,904
3,400	Emergent Biosolutions, Inc. *		45,934
2,200	Enzon Pharmaceuticals, Inc. *		13,354
2,100	Idera Pharmaceuticals, Inc. *		13,587
10,792	Life Technologies Corp. *		350,524
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	BIOTECHNOLOGY (Continued) - 1.4%
1,100	Martek Biosciences Corp.		$ 20,075
4,200	Maxygen, Inc. *		28,560
3,400	Myriad Genetics, Inc. *		154,598
2,200	NPS Pharmaceuticals, Inc. *		9,240
300	OSI Pharmaceuticals, Inc. *		11,478
3,200	PDL BioPharma, Inc.		22,656
1,800	Regeneron Pharmaceuticals, Inc. *		24,948
3,200	Repligen Corp. *		15,328
			783,379
	BUILDING MATERIALS - 0.1%
1,100	AAON, Inc.		19,932
2,900	Gibraltar Industries, Inc.		13,688
2,700	NCI Building Systems, Inc. *		5,994
			39,614
	CHEMICALS - 3.4%
1,100	Aceto Corp.		6,556
3,300	CF Industries Holdings, Inc.		234,729
5,200	Cytec Industries, Inc.		78,104
4,000	Eastman Chemical Co.		107,200
7,800	FMC Corp.		336,492
2,300	Innophos Holdings, Inc.		25,944
8,300	Innospec, Inc.		31,291
3,900	Mosaic Co.		163,722
200	NewMarket Corp.		8,860
2,300	Olin Corp.		32,821
200	Quaker Chemical Corp.		1,588
2,450	Rohm and Haas Co.		193,158
1,000	Schulman A, Inc.		13,550
2,450	Sherwin-Williams Co.		127,327
2,400	Sigma-Aldrich Corp.		90,696
700	Solutia, Inc. *		1,309
11,400	Terra Industries, Inc.		320,226
4,900	Valspar Corp.		97,853
			1,871,426
	COAL - 0.5%
8,700	Alpha Natural Resources, Inc. *		154,425
10,600	Foundation Coal Holdings, Inc.		152,110
			306,535

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	COMMERCIAL SERVICES - 5.0%
300	Administaff, Inc.		$ 6,339
300	Albany Molecular Research, Inc. *		2,829
2,000	Alliance Data Systems Corp. *		73,900
600	American Public Education, Inc. *		25,236
5,550	Apollo Group, Inc. Cl. A *		434,731
100	Capella Education Co. *		5,300
3,200	Career Education Corp. *		76,672
1,900	Chemed Corp.		73,910
2,400	Corinthian Colleges, Inc. *		46,680
1,000	Emergency Medical Services Corp. *		31,390
1,600	Gartner, Inc. *		17,616
7,500	H&R Block, Inc.		136,425
4,400	Hackett Group, Inc. *		8,888
1,200	Healthcare Services Group, Inc.		17,964
19,400	Hewitt Associates, Inc. Cl. A *		577,344
1,300	HMS Holdings Corp. *		42,770
600	ICT Group, Inc. *		3,342
1,900	ITT Educational Services, Inc. *		230,698
200	Kendle International, Inc. *		4,192
200	Landauer, Inc.		10,136
1,600	Lincoln Educational Services Corp. *		29,312
650	Mastercard, Inc. Cl. A		108,862
1,400	MAXIMUS, Inc.		55,804
5,700	PRG-Schultz International, Inc. *		16,188
2,000	Rollins, Inc.		34,300
4,100	SAIC, Inc. *		76,547
900	Standard Parking Corp. *		14,760
800	Steiner Leisure Ltd. *		19,528
2,200	Strayer Education, Inc.		395,714
1,200	VistaPrint Ltd. *		32,988
800	Volt Information Sciences, Inc. *		5,320
100	Watson Wyatt Worldwide, Inc.		4,937
7,500	Weight Watchers International, Inc.		139,125
			2,759,747
	COMPUTERS - 2.8%
8,200	Affiliated Computer Services, Inc. Cl. A *		392,698
400	Compellent Technologies, Inc. *		4,340
900	Data Domain, Inc. *		11,313
2,400	Diebold, Inc.		51,240
11,100	Lexmark International, Inc. Cl. A *		187,257
700	NCI, Inc. Cl. A *		18,200
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	COMPUTERS (Continued) - 2.8%
39,900	NCR Corp. *		$ 317,205
1,700	Netezza Corp. *		11,594
2,500	Netscout Systems, Inc. *		17,900
1,700	SYKES Enterprises, Inc. *		28,271
2,400	Synaptics, Inc. *		64,224
14,100	Synopsys, Inc. *		292,293
800	Syntel, Inc.		16,464
4,400	Teradata Corp. *		71,368
4,400	Western Digital Corp. *		85,096
			1,569,463
	DISTRIBUTION / WHOLESALE - 3.4%
3,500	Beacon Roofing Supply, Inc. *		46,865
4,200	Brightpoint, Inc. *		17,976
800	FGX International Holdings Ltd. *		9,296
7,100	Genuine Parts Co.		212,006
34,300	Ingram Micro, Inc. *		433,552
100	MWI Veterinary Supply, Inc. *		2,848
3,100	Owens & Minor, Inc.		102,703
1,000	Pool Corp.		13,400
4,200	Scansource, Inc. *		78,036
17,600	Tech Data Corp. *		383,328
2,100	Titan Machinery, Inc. *		18,879
17,500	WESCO International, Inc. *		317,100
3,300	WW Grainger, Inc.		231,594
			1,867,583
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
15,400	Federated Investors, Inc.		342,804
400	Greenhill & Co., Inc.		29,540
4,100	Knight Capital Group, Inc. *		60,434
6,300	LaBranche & Co., Inc. *		23,562
400	MarketAxess Holdings, Inc. *		3,056
3,700	Penson Worldwide, Inc. *		23,791
35,500	Raymond James Financial, Inc.		699,350
2,200	TradeStation Group, Inc. *		14,520
800	World Acceptance Corp. *		13,680
			1,210,737

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	ELECTRIC - 4.7%
36,200	AES Corp. *		$ 210,322
5,800	Alliant Energy Corp.		143,202
1,000	CH Energy Group, Inc.		46,900
7,500	Consolidated Edison, Inc.		297,075
12,400	DTE Energy Co.		343,480
19,800	Hawaiian Electric Industries, Inc.		272,052
2,500	IDACORP, Inc.		58,400
1,400	MGE Energy, Inc.		43,918
7,300	Mirant Corp. *		83,220
18,500	NSTAR		589,780
6,750	Pinnacle West Capital Corp.		179,280
1,600	PNM Resources, Inc.		13,216
1,600	Portland General Electric Co.		28,144
7,800	Wisconsin Energy Corp.		321,126
			2,630,115
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
300	Energy Conversion Devices, Inc. *		3,981
6,600	GrafTech International Ltd. *		40,656
1,600	Powell Industries, Inc. *		56,496
2,000	Ultralife Corp. *		15,460
			116,593
	ELECTRONICS - 0.9%
6,200	Agilent Technologies, Inc. *		95,294
500	American Science & Engineering, Inc.		27,900
4,700	Avnet, Inc. *		82,297
600	Axsys Technologies, Inc. *		25,224
6,300	Cogent, Inc. *		74,970
1,400	Daktronics, Inc.		9,170
300	Dionex Corp. *		14,175
11,500	Jabil Circuit, Inc.		63,940
1,600	NVE Corp. *		46,096
400	OSI Systems, Inc. *		6,104
61,000	Sanmina-SCI Corp. *		18,605
3,800	Stoneridge, Inc. *		8,018
400	Woodward Governor Co.		4,472
			476,265
	ENERGY - ALTERNATE SOURCES - 0.0%
1,600	GT Solar International, Inc. *		10,624

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	ENGINEERING & CONSTRUCTION - 1.6%
500	Dycom Industries, Inc. *		$ 2,895
4,000	EMCOR Group, Inc. *		68,680
14,400	Fluor Corp.		497,520
5,400	Foster Wheeler AG *		94,338
300	Granite Construction, Inc.		11,244
12,800	KBR, Inc.		176,768
500	Layne Christensen Co. *		8,035
1,800	Michael Baker Corp. *		46,800
100	Stanley, Inc. *		2,539
			908,819
	ENTERTAINMENT - 0.6%
1,500	Bally Technologies, Inc. *		27,630
12,900	DreamWorks Animation SKG, Inc. Cl. A *		279,156
200	Vail Resorts, Inc. *		4,086
			310,872
	ENVIRONMENTAL CONTROL - 0.1%
400	Clean Harbors, Inc. *		19,200
900	Tetra Tech, Inc. *		18,342
			37,542
	FOOD - 3.1%
700	Calavo Growers, Inc.		8,414
4,200	Chiquita Brands International, Inc. *		27,846
30,100	ConAgra Foods, Inc.		507,787
2,100	Flowers Foods, Inc.		49,308
2,400	Fresh Del Monte Produce, Inc. *		39,408
10,400	Hershey Co.		361,400
900	J&J Snack Foods Corp.		31,131
11,600	Kroger Co.		246,152
1,200	Lancaster Colony Corp.		49,776
1,500	Nash Finch Co.		42,135
39,300	Sara Lee Corp.		317,544
3,900	Winn-Dixie Stores, Inc. *		37,284
			1,718,185
	FOREST PRODUCTS - 0.6%
12,100	MeadWestvaco Corp.		145,079
6,300	Plum Creek Timber Co., Inc.		183,141
			328,220

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	GAS - 3.4%
13,700	Atmos Energy Corp.		$ 316,744
19,700	Centerpoint Energy, Inc.		205,471
2,000	Laclede Group, Inc.		77,960
2,900	New Jersey Resources Corp.		98,542
100	Nicor, Inc.		3,323
5,200	Sempra Energy		240,448
28,100	UGI Corp.		663,441
14,600	Vectren Corp.		307,914
			1,913,843
	HEALTHCARE - PRODUCTS - 2.9%
900	American Medical Systems Holdings, Inc. *		10,035
4,900	CR Bard, Inc.		390,628
1,300	Cyberonics, Inc. *		17,251
1,900	Gen-Probe, Inc. *		86,602
200	Haemonetics Corp. *		11,016
600	ICU Medical, Inc. *		19,272
1,000	Immucor, Inc. *		25,150
100	Intuitive Surgical, Inc. *		9,536
400	Kensey Nash Corp. *		8,508
1,500	Luminex Corp. *		27,180
1,500	Masimo Corp. *		43,470
600	Merit Medical Systems, Inc. *		7,326
2,200	PSS World Medical, Inc. *		31,570
900	Quidel Corp. *		8,298
4,900	ResMed, Inc. *		173,166
10,400	St Jude Medical, Inc. *		377,832
1,700	STERIS Corp.		39,576
300	Synovis Life Technologies, Inc. *		4,152
2,000	Thoratec Corp. *		51,380
8,150	Varian Medical Systems, Inc. *		248,086
200	Vital Images, Inc. *		2,254
1,200	Vnus Medical Technologies, Inc. *		25,524
			1,617,812
	HEALTHCARE - SERVICES - 1.8%
100	Amedisys, Inc. *		2,749
3,800	AMERIGROUP Corp. *		104,652
2,200	Centene Corp. *		39,644
18,200	CIGNA Corp.		320,138
200	Genoptix, Inc. *		5,456
900	Gentiva Health Services, Inc. *		13,680
12,900	Health Net, Inc. *		186,792
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	HEALTHCARE - SERVICES (Continued) - 1.8%
10,500	Humana, Inc. *		$ 273,840
900	Kindred Healthcare, Inc. *		13,455
900	LHC Group, Inc. *		20,052
100	Magellan Health Services, Inc. *		3,644
			984,102
	HOME BUILDERS - 1.1%
9,100	Centex Corp.		68,250
43,100	DR Horton, Inc.		418,070
8,500	KB Home		112,030
			598,350
	HOME FURNISHINGS - 0.2%
4,700	Harman International Industries, Inc.		63,591
600	Tempur-Pedic International, Inc.		4,380
3,400	TiVo, Inc. *		23,936
			91,907
	HOUSEHOLD PRODUCTS / WARES - 0.8%
500	Blyth, Inc.		13,065
1,500	Central Garden and Pet Co. Cl. A *		11,280
3,100	Fortune Brands, Inc.		76,105
400	Helen of Troy Ltd. *		5,500
7,100	Jarden Corp. *		89,957
5,300	Scotts Miracle-Gro Co.		183,910
5,200	Standard Register Co.		23,816
1,100	Tupperware Brands Corp.		18,689
			422,322
	HOUSEWARES - 0.1%
2,400	Toro Co.		58,032

	INSURANCE - 4.7%
5,100	Allied World Assurance Co. Holdings Ltd.		193,953
5,300	American Equity Investment Life Holding Co.		22,048
10,100	American Financial Group, Inc.		162,105
4,400	Amerisafe, Inc. *		67,408
11,700	Arch Capital Group Ltd. *		630,162
3,400	Aspen Insurance Holdings Ltd.		76,364
600	CNA Surety Corp. *		11,064
5,000	Crawford & Co. Cl. B *		33,600
1,500	Delphi Financial Group, Inc. Cl. A		20,190
10,100	Endurance Specialty Holdings Ltd.		251,894
10,200	Fidelity National Financial, Inc.		199,002
300	FPIC Insurance Group, Inc. *		11,109
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	INSURANCE (Continued) - 4.7%
1,000	Infinity Property & Casualty Corp.		$ 33,930
800	IPC Holdings Ltd.		21,632
2,325	Life Partners Holdings, Inc.		39,665
5,900	Lincoln National Corp.		39,471
300	Odyssey Re Holdings Corp.		11,379
5,950	PartnerRe Ltd.		369,317
300	Platinum Underwriters Holdings Ltd.		8,508
2,400	RenaissanceRe Holdings Ltd.		118,656
1,300	RLI Corp.		65,260
15,800	Unum Group		197,500
600	Validus Holdings Ltd.		14,208
			2,598,425
	INTERNET - 1.6%
1,400	AsiaInfo Holdings, Inc. *		23,590
100	Digital River, Inc. *		2,982
3,400	Earthlink, Inc. *		22,338
8,900	F5 Networks, Inc. *		186,455
700	j2 Global Communications, Inc. *		15,323
6,600	McAfee, Inc. *		221,100
900	NetFlix, Inc. *		38,628
2,300	S1 Corp. *		11,845
6,400	Sohu.com, Inc. *		264,384
6,200	TeleCommunication Systems, Inc. *		56,854
2,400	Thinkorswim Group, Inc. *		20,736
2,900	United Online, Inc.		12,934
			877,169
	INVESTMENT COMPANIES - 0.0%
2,700	Apollo Investment Corp.		9,396
1,800	Patriot Capital Funding, Inc.		3,294
400	Prospect Capital Corp.		3,408
			16,098
	IRON/STEEL - 0.1%
10,000	AK Steel Holding Corp.		71,200
10,600	Sutor Technology Group Ltd. *		14,840
			86,040
	LEISURE TIME - 0.1%
1,200	Polaris Industries, Inc.		25,728
3,700	Royal Caribbean Cruises Ltd.		29,637
1,100	WMS Industries, Inc. *		23,001
			78,366

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	MACHINERY - CONSTRUCTION & MINING - 0.7%
200	Astec Industries, Inc. *		$ 5,246
19,200	Joy Global, Inc.		408,960
			414,206
	MACHINERY - DIVERSIFIED - 2.4%
23,500	AGCO Corp. *		460,600
6,800	Briggs & Stratton Corp.		112,200
1,000	Chart Industries, Inc. *		7,880
8,100	Cummins, Inc.		206,145
7,100	Flowserve Corp.		398,452
5,300	Gardner Denver, Inc. *		115,222
300	NACCO Industries, Inc.		8,154
1,600	Wabtec Corp.		42,208
			1,350,861
	MEDIA - 1.2%
6,000	Cox Radio, Inc. Cl. A *		24,600
3,100	Discovery Communications, Inc. Cl. A *		49,662
3,100	Discovery Communications, Inc. Cl. C *		45,415
19,500	Gannett Co., Inc.		42,900
11,700	Liberty Media Corp. - Entertainment *		233,415
7,100	McGraw-Hill Cos, Inc.		162,377
3,300	Outdoor Channel Holdings, Inc. *		22,506
250	Washington Post Co. Cl. B		89,275
			670,150
	METAL FABRICATE / HARDWARE - 0.3%
800	LB Foster Co. Cl. B *		19,864
2,500	Valmont Industries, Inc.		125,525
1,300	Worthington Industries, Inc.		11,323
			156,712
	MINING - 0.1%
1,500	Compass Minerals International, Inc.		84,555

	MISCELLANEOUS MANUFACTURING - 1.5%
300	Acuity Brands, Inc.		6,762
400	AO Smith Corp.		10,072
200	AZZ, Inc. *		5,278
1,200	Blount International, Inc. *		5,544
6,400	Brink's Co.		169,344
100	CLARCOR, Inc.		2,519
3,200	Dover Corp.		84,416
5,900	Flanders Corp. *		23,836
33,500	Leggett & Platt, Inc.		435,165
100	Standex International Corp.		920
4,300	Tredegar Corp.		70,219
			814,075
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	OFFICE FURNISHINGS - 0.1%
3,800	Herman Miller, Inc.		$ 40,508
1,400	Knoll, Inc.		8,582
			49,090
	OIL & GAS - 4.9%
1,200	Approach Resources, Inc. *		7,440
200	Arena Resources, Inc. *		5,096
6,000	ATP Oil & Gas Corp. *		30,780
300	Bill Barrett Corp. *		6,672
800	Clayton Williams Energy, Inc. *		23,392
1,300	Comstock Resources, Inc. *		38,740
300	Contango Oil & Gas Co. *		11,760
9,100	CVR Energy, Inc. *		50,414
4,500	Delek US Holdings, Inc.		46,620
6,800	Encore Acquisition Co. *		158,236
12,400	ENSCO International, Inc.		327,360
300	Goodrich Petroleum Corp. *		5,808
2,600	Gran Tierra Energy, Inc. *		6,526
2,600	Helmerich & Payne, Inc.		59,202
6,200	Holly Corp.		131,440
21,500	Noble Corp.		517,935
11,500	Noble Energy, Inc.		619,620
1,400	Parallel Petroleum Corp. *		1,792
100	Penn Virginia Corp.		1,098
8,700	Southwestern Energy Co. *		258,303
9,400	Sunoco, Inc.		248,912
9,700	Tesoro Corp.		130,659
4,000	Vaalco Energy, Inc. *		21,160
2,200	Western Refining, Inc.		26,268
			2,735,233
	OIL & GAS SERVICES - 0.4%
200	CARBO Ceramics, Inc.		5,688
4,200	Complete Production Services, Inc. *		12,936
6,100	Matrix Service Co. *		50,142
6,000	Oil States International, Inc. *		80,520
21,100	Tetra Technologies, Inc. *		68,575
			217,861
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	PACKAGING & CONTAINERS - 0.9%
3,300	Bway Holding Co. *		$ 26,037
13,500	Crown Holdings, Inc. *		306,855
6,300	Owens-Illinois, Inc. *		90,972
400	Silgan Holdings, Inc.		21,016
8,300	Temple-Inland, Inc.		44,571
			489,451
	PHARMACEUTICALS - 4.3%
500	Alkermes, Inc. *		6,065
25,000	AmerisourceBergen Corp.		816,500
2,000	Cephalon, Inc. *		136,200
200	China Sky One Medical, Inc. *		2,300
2,300	CV Therapeutics, Inc. *		45,724
7,300	Depomed, Inc. *		17,228
14,400	Express Scripts, Inc. Cl. A *		664,848
8,000	Forest Laboratories, Inc. *		175,680
12,800	Herbalife Ltd.		191,744
5,000	I-Flow Corp. *		18,250
2,800	Isis Pharmaceuticals, Inc. *		42,028
3,400	Nabi Biopharmaceuticals *		12,580
300	Osiris Therapeutics, Inc. *		4,140
600	Par Pharmaceutical Cos., Inc. *		5,682
800	PharMerica Corp. *		13,312
4,800	Questcor Pharmaceuticals, Inc. *		23,616
6,100	Sepracor, Inc. *		89,426
100	USANA Health Sciences, Inc. *		2,236
4,800	Valeant Pharmaceuticals International *		85,392
5,800	Viropharma, Inc. *		30,450
1,600	Vivus, Inc. *		6,912
			2,390,313
	PIPELINES - 0.1%
12,000	El Paso Corp.		75,000

	REITS - 4.6%
22,600	Annaly Capital Management, Inc.		313,462
7,900	Anworth Mortgage Asset Corp.		48,427
4,100	Boston Properties, Inc.		143,623
12,000	Brandywine Realty Trust		34,200
5,400	Cedar Shopping Centers, Inc.		9,396
8,500	Digital Realty Trust, Inc.		282,030
1,300	Entertainment Properties Trust		20,488
800	Equity Lifestyle Properties, Inc.		30,480
700	Hatteras Financial Corp.		17,493
4,500	Health Care REIT, Inc.		137,655
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	REITS (Continued) - 4.6%
1,000	Home Properties, Inc.		$ 30,650
19,900	Hospitality Properties Trust		238,800
12,100	Host Hotels & Resorts, Inc.		47,432
153,000	HRPT Properties Trust		488,070
12,000	Lexington Realty Trust		28,560
10,300	Mack-Cali Realty Corp.		204,043
9,400	MFA Financial, Inc.		55,272
2,300	One Liberty Properties, Inc.		8,096
2,400	PS Business Parks, Inc.		88,440
3,900	Public Storage		215,475
1,700	Ramco-Gershenson Properties Trust		10,965
2,200	Realty Income Corp.		41,404
3,300	Resource Capital Corp.		10,032
6,200	Sunstone Hotel Investors, Inc.		16,306
1,000	Tanger Factory Outlet Centers		30,860
19,200	U-Store-It Trust		38,784
			2,590,443
	RETAIL - 8.2%
1,900	Aeropostale, Inc. *		50,464
11,300	AutoNation, Inc. *		156,844
500	AutoZone, Inc. *		81,310
3,200	Big Lots, Inc. *		66,496
12,900	BJ's Wholesale Club, Inc. *		412,671
100	Bob Evans Farms, Inc.		2,242
17,500	Brinker International, Inc.		264,250
7,900	Brown Shoe Co., Inc.		29,625
200	Buckle, Inc.		6,386
500	Buffalo Wild Wings, Inc. *		18,290
100	Casey's General Stores, Inc.		2,666
2,500	Cato Corp.		45,700
1,800	CKE Restaurants, Inc.		15,120
2,000	Cracker Barrel Old Country Store, Inc.		57,280
3,800	Darden Restaurants, Inc.		130,188
5,500	Dollar Tree, Inc. *		245,025
2,500	Einstein Noah Restaurant Group, Inc. *		14,575
5,400	Ezcorp, Inc. Cl. A *		62,478
9,200	Family Dollar Stores, Inc.		307,004
200	First Cash Financial Services, Inc. *		2,984
6,800	Foot Locker, Inc.		71,264
1,200	Fred's, Inc.		13,536
6,200	Fuqi International, Inc. *		29,140
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	RETAIL (Continued) - 8.2%
18,600	Gap, Inc.		$ 241,614
1,400	Genesco, Inc. *		26,362
2,400	hhgregg, Inc. *		33,960
3,100	HOT Topic, Inc. *		34,689
700	Jack in the Box, Inc. *		16,303
700	Jo-Ann Stores, Inc. *		11,438
6,600	Landry's Restaurants, Inc. *		34,452
16,800	Macy's, Inc.		149,520
1,600	New York & Co., Inc. *		5,680
300	Nu Skin Enterprises, Inc.		3,147
2,500	O'Charleys, Inc.		7,525
7,600	Panera Bread Co. Cl. A *		424,840
3,400	PC Connection, Inc. *		12,920
1,300	PetMed Express, Inc. *		21,424
19,100	Ross Stores, Inc.		685,308
3,400	Tim Hortons, Inc.		86,258
9,300	TJX Cos, Inc.		238,452
1,400	Tractor Supply Co. *		50,484
5,000	Wet Seal, Inc. *		16,800
1,900	World Fuel Services Corp.		60,097
12,400	Yum! Brands, Inc.		340,752
			4,587,563
	SAVINGS & LOANS - 0.4%
2,900	Brookline Bancorp, Inc.		27,550
4,650	Capitol Federal Financial		175,816
1,200	Danvers Bancorp, Inc.		16,572
			219,938
	SEMICONDUCTORS - 3.9%
4,800	Altera Corp.		84,240
15,500	Analog Devices, Inc.		298,685
2,300	Applied Micro Circuits Corp. *		11,178
25,400	Atmel Corp. *		92,202
400	Hittite Microwave Corp. *		12,480
6,200	IXYS Corp.		49,972
3,200	Linear Technology Corp.		73,536
1,500	Macrovision Solutions Corp. *		26,685
14,700	Marvell Technology Group Ltd. *		134,652
11,600	MEMC Electronic Materials, Inc. *		191,284
1,400	Micrel, Inc.		9,856
1,600	PMC - Sierra, Inc. *		10,208
17,000	QLogic Corp. *		189,040
	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	SEMICONDUCTORS (Continued) - 3.9%
4,700	Semitool, Inc. *		$ 13,066
1,100	Semtech Corp. *		14,685
11,700	Silicon Laboratories, Inc. *		308,880
4,000	Skyworks Solutions, Inc. *		32,240
6,100	Ultratech, Inc. *		76,189
900	Volterra Semiconductor Corp. *		7,596
27,200	Xilinx, Inc.		521,152
			2,157,826
	SOFTWARE - 3.4%
1,900	Accelrys, Inc. *		7,562
700	ACI Worldwide, Inc. *		13,125
3,800	Acxiom Corp.		28,120
400	Advent Software, Inc. *		13,324
500	Allscripts-Misys Healthcare Solutions, Inc.		5,145
7,600	ANSYS, Inc. *		190,760
200	athenahealth, Inc. *		4,822
15,900	BMC Software, Inc. *		524,700
5,000	Broadridge Financial Solutions, Inc.		93,050
5,600	CA, Inc.		98,616
3,900	Callidus Software, Inc. *		11,310
1,100	Computer Programs & Systems, Inc.		36,597
20,300	Compuware Corp. *		133,777
2,300	CSG Systems International, Inc. *		32,844
1,300	EPIQ Systems, Inc. *		23,439
1,400	Mantech International Corp. Cl. A *		58,660
100	MicroStrategy, Inc. Cl. A *		3,419
22,000	OpenTV Corp. Cl. A *		33,220
1,000	Opnet Technologies, Inc. *		8,670
9,800	Pegasystems, Inc.		181,986
500	Quality Systems, Inc.		22,625
10,800	Red Hat, Inc. *		192,672
300	RightNow Technologies, Inc. *		2,271
2,700	Salesforce.com, Inc. *		88,371
800	Seachange International, Inc. *		4,576
500	Solera Holdings, Inc. *		12,390
1,200	Sybase, Inc. *		36,348
600	Tyler Technologies, Inc. *		8,778
3,700	Wind River Systems, Inc. *		23,680
			1,894,857

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	TELECOMMUNICATIONS - 3.0%
31,200	3Com Corp. *		$ 96,408
2,500	Airvana, Inc. *		14,625
15,300	American Tower Corp. Cl. A *		465,579
400	Applied Signal Technology, Inc.		8,092
1,300	BigBand Networks, Inc. *		8,515
8,000	CenturyTel, Inc.		224,960
4,050	Embarq Corp.		153,292
4,500	InterDigital, Inc. *		116,190
4,300	Juniper Networks, Inc. *		64,758
4,000	NII Holdings, Inc. *		60,000
1,200	NTELOS Holdings Corp.		21,768
3,100	Shenandoah Telecommunications Co.		70,680
2,000	Starent Networks Corp. *		31,620
6,600	Symmetricom, Inc. *		23,100
6,800	USA Mobility, Inc.		62,628
28,100	Windstream Corp.		226,486
			1,648,701
	TOYS / GAMES / HOBBIES - 0.2%
3,700	Hasbro, Inc.		92,759
1,500	Marvel Entertainment, Inc. *		39,825
1,400	RC2 Corp. *		7,378
			139,962
	TRANSPORTATION - 1.6%
3,500	American Commercial Lines, Inc. *		11,095
3,600	CH Robinson Worldwide, Inc.		164,196
2,600	Expeditors International of Washington, Inc.		73,554
4,500	Frontline Ltd.		78,255
200	Heartland Express, Inc.		2,962
5,100	Kirby Corp. *		135,864
200	Knight Transportation, Inc.		3,032
500	Knightsbridge Tankers Ltd.		7,275
4,200	Marten Transport Ltd. *		78,456
3,300	Overseas Shipholding Group, Inc.		74,811
3,400	Saia, Inc. *		40,630
700	Teekay Tankers Ltd. Cl. A		6,657
5,000	Tidewater, Inc.		185,650
700	Werner Enterprises, Inc.		10,584
			873,021

	Jefferson National Equity Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Shares			Value

	WATER - 0.3%
200	American States Water Co.		$ 7,264
5,900	American Water Works Co., Inc.		113,516
1,300	California Water Service Group		54,418
200	Middlesex Water Co.		2,880
			178,078

	TOTAL COMMON STOCK (Cost - $75,509,236)		55,056,475
	SHORT-TERM INVESTMENTS - 1.0%
572,456	Dreyfus Institutional Reserves Treasury Fund 0.08% (Cost - $572,456) (a)		572,456

	TOTAL INVESTMENTS - 100.0% (Cost - $76,081,692)(b)		$55,628,931
	OTHER ASSETS LESS LIABILITIES - 0.0%		21,038
	NET ASSETS - 100.0%		$55,649,969

* Non-Income producing security.
(a) Variable rate security; the money market rate shown represents the rate at March 31, 2009

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,873,132
	Unrealized depreciation:	(22,325,893)
	Net unrealized appreciation/(depreciation):	$ (20,452,761)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 55,056,475	$ -
Level 2 - Other Significant Observable Inputs	$ 572,456	$ -
Level 3 - Significant Unobservable Inputs
TOTAL	$ 55,628,931	$ -
* Other financial instruments include futures, forwards and swap contracts

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited)
Par Value					Value

	COMMON STOCK - 76.0%
	ADVERTISING - 0.3%
2,400	Omnicom Group, Inc.				$ 56,160

	AEROSPACE / DEFENSE - 1.4%
2,200	General Dynamics Corp.				91,498
1,900	Northrop Grumman Corp.				82,916
2,400	Raytheon Co.				93,456
					267,870
	AGRICULTURE - 2.2%
4,210	Altria Group, Inc.				67,444
3,000	Archer-Daniels-Midland Co.				83,340
900	Bunge Ltd..				50,985
1,121	Lorillard, Inc.				69,211
2,910	Philip Morris International, Inc.				103,538
1,600	Reynolds American, Inc.				57,344
					431,862
	AIRLINES - 0.2%
7,000	Southwest Airlines Co.				44,310

	BANKS - 4.5%
8,606	Bank of America Corp.				58,693
2,000	BB&T Corp.				33,840
7,332	Citigroup, Inc.				18,550
1,200	Goldman Sachs Group, Inc.				127,224
9,740	JPMorgan Chase & Co.				258,889
3,100	Morgan Stanley				70,587
2,200	Northern Trust Corp.				131,604
1,200	State Street Corp.				36,936
3,100	US Bancorp				45,291
6,900	Wells Fargo & Co.				98,256
					879,870
	BEVERAGES - 1.7%
700	Brown-Forman Corp.				27,181
2,100	Central European Distribution Corp. *				22,596
700	Coca-Cola Co.				30,765
1,600	Coca-Cola Enterprises, Inc.				21,104
1,000	Molson Coors Brewing Co.				34,280
3,600	Pepsi Bottling Group, Inc.				79,704
2,160	PepsiCo, Inc.				111,197
					326,827
	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	BIOTECHNOLOGY - 1.9%
3,800	Amgen, Inc. *				$ 188,176
600	Biogen Idec, Inc. *				31,452
3,300	Gilead Sciences, Inc. *				152,856
					372,484
	CHEMICALS - 1.9%
2,400	Celanese Corp.				32,088
400	CF Industries Holdings, Inc.				28,452
1,500	FMC Corp.				64,710
1,000	Monsanto Co,				83,100
1,600	Mosaic Co.				67,168
1,700	Sigma-Aldrich Corp.,				64,243
1,100	Terra Industries, Inc.				30,899
					370,660
	COAL - 0.3%
1,300	Alpha Natural Resources, Inc. *				23,075
1,700	Massey Energy Co.				17,204
1,100	Walter Industries, Inc.				25,157
					65,436
	COMMERCIAL SERVICES - 2.7%
1,000	Apollo Group, Inc. *				78,330
1,900	Automatic Data Processing, Inc.				66,804
2,100	H&R Block, Inc.				38,199
3,000	Hewitt Associates, Inc. *				89,280
400	ITT Educational Services, Inc. *				48,568
450	Mastercard, Inc.				75,366
700	McKesson Corp.				24,528
150	Strayer Education, Inc.				26,981
900	Visa, Inc.				50,040
1,400	Weight Watchers International, Inc.				25,970
					524,066
	COMPUTERS - 5.3%
8,900	Accenture Ltd.				244,661
1,800	Apple, Inc. *				189,216
7,100	Dell, Inc. *				67,308
3,788	Hewlett-Packard Co.				121,443
4,000	International Business Machines Corp.				387,560
3,300	NCR Corp. *				26,235
					1,036,423
	COSMETICS / PERSONAL CARE - 1.0%
2,300	Avon Products, Inc.				44,229
1,100	Colgate-Palmolive Co.				64,878
2,002	Procter & Gamble Co.				94,274
					203,381

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	DISTRIBUTION / WHOLESALE - 1.2%
1,300	Genuine Parts Co.				$ 38,818
3,700	Ingram Micro, Inc. *				46,768
1,500	Tech Data Corp. *				32,670
1,600	WW Grainger, Inc.				112,288
					230,544
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,800	Charles Schwab Corp.				27,900
1,600	Federated Investors, Inc.				35,616
3,100	Raymond James Financial, Inc.				61,070
					124,586
	ELECTRIC - 2.5%
3,000	Consolidated Edison, Inc.				118,830
3,700	Edison International				106,597
4,700	Hawaiian Electric Industries, Inc.				64,578
1,700	NSTAR				54,196
1,500	Pinnacle West Capital Corp.				39,840
900	Public Service Enterprise Group, Inc.				26,523
2,500	Southern Co.				76,550
					487,114
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
4,200	Emerson Electric Co.				120,036

	ENERGY - ALTERNATE SOURCES - 0.2%
250	First Solar, Inc. *				33,175

	ENGINEERING & CONSTRUCTION - 0.5%
2,700	Fluor Corp.				93,285

	FOOD - 2.2%
2,900	ConAgra Foods, Inc.				48,923
8,600	Kroger Co.				182,492
8,600	Sysco Corp.				196,080
					427,495
	FOREST PRODUCTS - 0.1%
1,500	MeadWestvaco Corp.				17,985

	GAS - 0.9%
2,800	Atmos Energy Corp.				64,736
4,400	UGI Corp.				103,884
					168,620

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	HEALTHCARE - PRODUCTS - 3.4%
1,000	Baxter International, Inc.				$ 51,220
1,200	Becton Dickinson and Co.				80,688
1,200	Covidien Ltd.				39,888
900	CR Bard, Inc.				71,748
7,480	Johnson & Johnson				393,448
900	Varian Medical Systems, Inc. *				27,396
					664,388
	HEALTHCARE - SERVICES - 0.9%
3,600	CIGNA Corp.				63,324
2,000	Coventry Health Care, Inc. *				25,880
2,600	Health Net, Inc. *				37,648
1,700	Humana, Inc. *				44,336
					171,188
	HOME BUILDERS - 0.3%
6,700	DR Horton, Inc.				64,990

	HOUSEHOLD PRODUCTS / WARES - 0.5%
1,700	Fortune Brands, Inc.				41,735
2,000	Jarden Corp. *				25,340
600	Scotts Miracle-Gro Co.				20,820
					87,895
	INSURANCE - 1.6%
5,000	Aflac, Inc.				96,800
600	Allstate Corp.				11,490
800	Arch Capital Group Ltd. *				43,088
1,100	Endurance Specialty Holdings Ltd.				27,434
3,800	Lincoln National Corp.				25,422
5,900	Protective Life Corp.				30,975
600	Travelers Cos, Inc.				24,384
3,600	Unum Group				45,000
					304,593
	INTERNET - 1.3%
1,200	Amazon.com, Inc. *				88,128
1,000	F5 Networks, Inc. *				20,950
600	Sohu.com, Inc. *				24,786
7,600	Symantec Corp. *				113,544
					247,408
	IRON / STEEL - 0.2%
2,300	AK Steel Holding Corp.				16,376
1,000	United States Steel Corp.				21,130
					37,506

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	LODGING - 0.1%
6,700	Wyndham Worldwide Corp.				$ 28,140

	MACHINERY - DIVERSIFIED - 0.6%
2,500	AGCO Corp. *				49,000
800	Flowserve Corp.				44,896
1,000	Gardner Denver, Inc. *				21,740
					115,636
	MEDIA - 1.2%
9,600	Comcast Corp.				130,944
2,800	DIRECTV Group, Inc. *				63,812
218	Time Warner Cable, Inc.				5,395
867	Time Warner, Inc.				16,727
1,100	Walt Disney Co.				19,976
					236,854
	MISCELLANEOUS MANUFACTURING - 2.0%
1,100	Dover Corp.				29,018
18,100	General Electric Co.				182,991
2,000	Honeywell International, Inc.				55,720
3,300	Ingersoll-Rand Co. Ltd.				45,540
1	John Bean Technologies Corp.				10
5,700	Leggett & Platt, Inc.				74,043
					387,322
	OIL & GAS - 8.7%
900	Apache Corp.				57,681
6,700	Chevron Corp.				450,508
3,100	ConocoPhillips				121,396
800	Devon Energy Corp.				35,752
1,300	ENSCO International, Inc.				34,320
10,240	Exxon Mobil Corp.				697,344
1,000	Holly Corp.				21,200
4,100	Noble Corp.				98,769
1,400	Southwestern Energy Co. *				41,566
1,400	Sunoco, Inc.				37,072
1,900	Tesoro Corp.				25,593
3,800	Valero Energy Corp.				68,020
					1,689,221
	OIL & GAS SERVICES - 0.7%
800	FMC Technologies, Inc. *				25,096
8,500	Global Industries Ltd. *				32,640
2,600	Oil States International, Inc. *				34,892
13,900	Tetra Technologies, Inc. *				45,175
					137,803

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	PHARMACEUTICALS - 5.2%
3,000	Abbott Laboratories				$ 143,100
5,200	AmerisourceBergen Corp.				169,832
3,000	Eli Lilly & Co.				100,230
3,300	Express Scripts, Inc. *				152,361
3,900	Herbalife Ltd.				58,422
2,200	Merck & Co., Inc.				58,850
12,140	Pfizer, Inc.				165,347
2,300	Schering-Plough Corp.				54,165
2,600	Wyeth				111,904
					1,014,211
	REITS - 1.8%
9,000	Annaly Capital Management, Inc.				124,830
300	Boston Properties, Inc.				10,509
1,200	Digital Realty Trust, Inc.				39,816
2,700	Hospitality Properties Trust				32,400
10,400	HRPT Properties Trust				33,176
1,700	Mack-Cali Realty Corp.				33,677
2,200	ProLogis				14,300
4,900	SL Green Realty Corp.				52,920
					341,628
	RETAIL - 5.4%
250	AutoZone, Inc. *				40,655
1,800	Big Lots, Inc. *				37,404
1,100	BJ's Wholesale Club, Inc. *				35,189
2,200	Brinker International, Inc.				33,220
600	Dollar Tree, Inc. *				26,730
2,200	Family Dollar Stores, Inc.				73,414
5,000	McDonald's Corp.				272,850
4,800	Ross Stores, Inc.				172,224
6,800	Wal-Mart Stores, Inc.				354,280
					1,045,966
	SEMICONDUCTORS - 2.3%
4,100	Altera Corp.				71,955
2,700	Applied Materials, Inc.				29,025
17,800	Intel Corp.				267,890
3,000	Marvell Technology Group Ltd. *				27,480
1,200	MEMC Electronic Materials, Inc. *				19,788
1,400	Xilinx, Inc.				26,824
					442,962

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value					Value

	SOFTWARE - 2.3%
3,500	Adobe Systems, Inc. *				$ 74,865
1,700	BMC Software, Inc. *				56,100
1,100	Broadridge Financial Solutions, Inc.				20,471
7,500	Compuware Corp. *				49,425
12,040	Microsoft Corp.				221,175
1,300	Red Hat, Inc. *				23,192
					445,228
	TELECOMMUNICATIONS - 4.2%
1,000	American Tower Corp. *				30,430
9,022	AT&T, Inc.				227,354
600	CenturyTel, Inc.				16,872
4,700	CisCo.Systems, Inc. *				78,819
800	Harris Corp.				23,152
2,600	Juniper Networks, Inc. *				39,156
4,200	QUALCOMM, Inc.				163,422
5,200	Sprint Nextel Corp. *				18,564
5,400	Verizon Communications, Inc.				163,080
8,000	Windstream Corp.				64,480
					825,329
	TRANSPORTATION - 0.9%
800	Alexander & Baldwin, Inc.				15,224
1,000	Expeditors International of Washington, Inc.				28,290
1,300	Frontline Ltd.				22,607
1,700	Norfolk Southern Corp.				57,375
1,200	Tidewater, Inc.				44,556
					168,052
	WATER - 0.2%
2,200	American Water Works Co., Inc.				42,328

	TOTAL COMMON STOCK (Cost - $20,035,466)				14,780,837

Par Value			Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 21.1%
	AEROSPACE / DEFENSE - 0.4%
45,000	Lockheed Martin Corp.		7.6500	5/1/2016	$ 53,326
25,000	Northrop Grumman Systems Corp.		7.7500	2/15/2031	30,305
					83,631
	AGRICULTURE - 0.3%
15,000	Altria Group, Inc.		8.5000	11/10/2013	16,284
10,000	Altria Group, Inc.		9.7000	11/10/2018	10,864
40,000	Archer-Daniels-Midland Co.		5.4500	3/15/2018	40,161
					67,309

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value			Coupon Rate (%)	Maturity	Value

	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.		6.8750	2/15/2014	$ 36,651

	BANKS - 0.9%
55,000	Bank of America Corp.		5.7500	12/1/2017	46,829
35,000	Citigroup, Inc.		5.5000	4/11/2013	31,418
40,000	Goldman Sachs Group, Inc.		5.9500	1/18/2018	36,612
30,000	JPMorgan Chase & Co.		6.0000	1/15/2018	30,201
15,000	Morgan Stanley		5.9500	12/28/2017	13,769
20,000	Wachovia Bank NA		5.8500	2/1/2037	14,554
					173,383
	BEVERAGES - 0.2%
30,000	Coca-Cola Enterprises, Inc.		7.3750	3/3/2014	34,276

	CHEMICALS - 0.2%
35,000	EI Du Pont de Nemours & Co.		5.0000	1/15/2013	36,322

	COMMERCIAL MORTGAGE BACKED SECURITIES - 2.1%
51,000	Banc of America Commercial Mortgage, Inc. 2005-6-A4 (a)		5.1798	9/10/2047	39,360
161,040	Bear Stearns Commercial Mortgage Securities 2003-T10 A1		4.0000	3/13/2040	156,511
142,041	GE Capital Commercial Mortgage Corp. 2002-2A A2		4.9700	8/11/2036	139,378
25,000	Wachovia Bank Commercial Mortgage Trust 2005-C19-A2		4.5160	5/15/2044	22,526
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16-A4 (a)		4.8470	10/15/2041	44,357
					402,132
	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.		4.5000	3/1/2013	36,013

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
15,000	CME Group, Inc.		5.7500	2/15/2014	15,506
15,000	General Electric Capital Corp.		6.7500	3/15/2032	12,605
30,000	National Rural Utilities Cooperative Finance Corp.		10.3750	11/1/2018	36,312
					64,423
	ELECTRIC - 0.9%
45,000	Consolidated Edison Co. of New York, Inc.		5.3750	12/15/2015	44,657
40,000	Exelon Generation Co. LLC		6.2000	10/1/2017	36,411
50,000	Florida Power & Light Co.		4.8500	2/1/2013	51,846
20,000	MidAmerican Energy Co.		5.7500	11/1/2035	17,779
20,000	Virginia Electric and Power Co.		8.8750	11/15/2038	24,727
					175,420

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value			Coupon Rate (%)	Maturity	Value

	FOOD - 0.8%
55,000	General Mills, Inc.		5.2000	3/17/2015	$ 56,133
25,000	Kellogg Co.		7.4500	4/1/2031	29,584
30,000	Kraft Foods, Inc.		6.8750	1/26/2039	29,547
35,000	Kroger Co.		6.7500	4/15/2012	37,002
					152,266
	HOUSEHOLD PRODUCTS / WARES - 0.1%
25,000	Kimberly-Clark Corp.		6.1250	8/1/2017	26,961

	INSURANCE - 0.7%
35,000	Berkshire Hathaway Finance Corp.		4.8500	1/15/2015	36,680
25,000	Chubb Corp.		6.5000	5/15/2038	24,067
20,000	Marsh & McLennan Cos., Inc.		5.3750	7/15/2014	16,641
55,000	Travelers Cos., Inc.		5.3750	6/15/2012	55,159
					132,547
	MEDIA - 0.2%
20,000	Comcast Corp.		5.8750	2/15/2018	19,299
20,000	Time Warner Cable, Inc.		5.8500	5/1/2017	17,958
					37,257
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.		4.2500	3/1/2013	36,108

	OIL & GAS - 0.4%
50,000	Devon Energy Corp.		6.3000	1/15/2019	48,871
20,000	Hess Corp.		8.1250	2/15/2019	20,679
					69,550
	PHARMACEUTICALS - 0.8%
25,000	Abbott Laboratories		5.8750	5/15/2016	26,889
30,000	Cardinal Health, Inc.		5.5000	6/15/2013	29,418
20,000	GlaxoSmithKline Capital, Inc.		6.3750	5/15/2038	20,376
20,000	McKesson Corp.		7.5000	2/15/2019	21,328
50,000	Wyeth		5.5000	3/15/2013	52,104
					150,115
	PIPELINES - 0.3%
55,000	TransCanada Pipelines Ltd.		4.8750	1/15/2015	51,343

	RETAIL - 0.2%
20,000	McDonald's Corp.		6.3000	10/15/2037	20,784
25,000	Wal-Mart Stores, Inc.		6.5000	8/15/2037	26,079
					46,863

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)
Par Value			Coupon Rate (%)	Maturity	Value

	TELECOMMUNICATIONS - 0.5%
55,000	AT&T, Inc.		5.1000	9/15/2014	$ 55,428
15,000	Cisco Systems, Inc.		5.9000	2/15/2039	13,828
25,000	Verizon Communications, Inc.		6.4000	2/15/2038	22,734
					91,990
	TRANSPORTATION - 0.4%
40,000	Burlington Northern Santa Fe Corp.		5.9000	7/1/2012	41,798
21,000	Union Pacific Corp.		6.2500	5/1/2034	19,284
20,000	United Parcel Service, Inc.		6.2000	1/15/2038	20,444
					81,526
	US GOVERNMENT AGENCIES - 1.2%
195,000	United States Treasury Bond		5.2500	2/15/2029	240,185

	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 9.6%
189,434	Federal National Mortgage Association		4.0000	5/1/2014	193,273
15,903	Federal National Mortgage Association		4.0000	10/1/2020	16,159
38,403	Federal National Mortgage Association		4.0000	2/1/2022	39,021
71,031	Federal National Mortgage Association		4.5000	11/1/2019	73,589
39,165	Federal National Mortgage Association		4.5000	9/1/2035	40,003
14,885	Federal National Mortgage Association		5.0000	10/1/2035	15,395
291,237	Federal National Mortgage Association		5.0000	2/1/2036	300,475
48,133	Federal National Mortgage Association		5.5000	6/1/2022	50,171
425,311	Federal National Mortgage Association		5.5000	2/1/2037	442,025
122,746	Federal National Mortgage Association		6.0000	3/1/2037	128,448
166,483	Federal National Mortgage Association		6.0000	8/1/2037	174,103
79,450	Federal National Mortgage Association		6.0000	5/1/2038	83,087
152,682	Federal National Mortgage Association		6.5000	3/1/2037	161,054
2,363	Federal National Mortgage Association		7.0000	6/1/2029	2,515
68,838	Federal Home Loan Mortgage Corp.		5.0000	12/1/2020	71,387
84,109	Federal Home Loan Mortgage Corp.		5.5000	9/1/2036	87,276
					1,877,981

	TOTAL BONDS & NOTES (Cost - $4,032,528)				4,104,252

	SHORT-TERM INVESTMENTS - 3.4%
666,002	Dreyfus Institutional Reserves Treasury Fund 0.08% (Cost - $666,002)				666,002

	TOTAL INVESTMENTS - 100.5% (Cost - $24,733,996)(b)				$19,551,091
	OTHER LIABILITIES LESS ASSETS - (0.5%)				(93,358)
	NET ASSETS - 100%				$19,457,733

	Jefferson National Balanced Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2009 (Unaudited) (Continued)

* Non-Income producing security.
(a) Variable rate security; the money market rae shown represents the rate at March 31, 2009

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 308,555
	Unrealized depreciation:	(5,491,460)
	Net unrealized appreciation/(depreciation):	$ (5,182,905)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 15,446,839	$ -
Level 2 - Other Significant Observable Inputs	$ 4,104,252	$ -
Level 3 - Significant Unobservable Inputs
TOTAL	$ 19,551,091	$ -
* Other financial instruments include futures, forwards and swap contracts

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009
Par Value			Coupon Rate (%)	Maturity	Value

		COMMERCIAL PAPER - 55.0%
4,000,000	*	Atlantic Asset Securitization LLC	0.5500	5/8/2009	$ 3,997,738
7,500,000	*	Atlantis One Funding Corp.	0.7500	5/5/2009	7,494,682
8,000,000	*	Banco Bilbao Vizcaya Argentina/London	0.9000	5/13/2009	7,991,594
6,965,000	*	Cancara Asset Securitization	0.9000	4/21/2009	6,961,512
5,500,000	*	Chariot Funding, LLC	0.4500	4/7/2009	5,499,588
6,000,000	*	Concord Minutemen Capital Co. LLC	1.2500	5/1/2009	5,993,733
4,000,000	*	Crown Point Capital Co. LLC	1.0500	5/11/2009	3,995,330
5,217,000	*	Enterprise Funding Co. LLC	0.5500	4/6/2009	5,216,601
7,200,000	*	Gemini Securitizationn Corp. LLC	0.8800	5/1/2009	7,194,713
6,000,000	*	Lexington Parker Capital CP	1.0000	5/1/2009	5,994,998
1,000,000	*	Lexington Parker Capital CP	0.7500	4/3/2009	999,958
1,100,000	*	LMA-Americas LLC	0.8000	5/15/2009	1,098,924
6,400,000	*	LMA-Americas LLC	0.7300	4/14/2009	6,398,311
3,474,000	*	Mont Blanc Capital Corp.	0.5700	4/3/2009	3,473,890
4,000,000	*	Thames Ast Gbl Sec. No. 1	0.5700	4/14/2009	3,999,175
		TOTAL COMMERCIAL PAPER (Cost - $76,310,747)			76,310,747

		CORPORATE NOTES - 37.9%
8,405,000	+	Benjamin Rose Institute	2.2700	4/2/2009	8,405,000
4,081,000	+	Chatham Capital Corp.	1.0000	4/2/2009	4,081,000
7,878,000	+	GMS Associates III	1.1000	4/1/2009	7,878,000
3,165,000	+	Habasit Holding America, Inc.	0.8500	4/1/2009	3,165,000
5,550,000	+	JPV Capital LLC	1.5000	4/2/2009	5,550,000
6,000,000	+,*	M3 Realty LLC	3.5000	4/2/2009	6,000,000
5,320,000	+	Northwestern University	0.6200	4/2/2009	5,320,000
9,000,000	+,*	St Jean Industries, Inc.	3.5000	4/2/2009	9,000,000
3,195,000		Wells Fargo & Co.	3.1250	4/1/2009	3,195,000
		TOTAL CORPORATE NOTES (Cost - $52,594,000)			52,594,000

		MUNICIPAL BONDS - 7.0%
2,950,000	+	New York City Housing Development Corp.	0.9500	4/1/2009	2,950,000
		Multi-Family Rental Housing Revenue Bonds, Ser. B
6,700,000	+	Sheridan Redevelopment Agency, South Santa Fe	2.6500	4/2/2009	6,700,000
		Drive Corridor Redevelopment Project Revenue Bonds, Ser. 2007A-2
		TOTAL MUNICIPAL BONDS (Cost - $9,650,000)			9,650,000

		TOTAL INVESTMENTS - 99.9% (Cost - $138,554,747)(a)			$ 138,554,747
		OTHER ASSETS LESS LIABILITIES - 0.1%			89,148
		NET ASSETS - 100%			$ 138,643,895

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same.

* Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  At December 31, 2009, these securities amounted to $91,310,747 or 65.9% of net assets.

+ Variable rate security - interest rate subject to periodic change.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)
Par Value				Coupon Rate (%)	Maturity	Value

		BONDS & NOTES - 93.7%
		AGRICULTURE - 0.9%
200,000		Altria Group, Inc.		10.2000	2/6/2039	$ 204,792

		APPAREL - 0.1%
65,000		Jones Apparel Group, Inc.		6.1250	11/15/2034	32,825

		AUTO MANUFACTURERS - 0.6%
355,000		Ford Motor Co.		6.6250	10/1/2028	108,275
100,000		Ford Motor Co.		7.4500	7/16/2031	32,250
						140,525
		AUTO PARTS & EQUIPMENT - 0.6%
225,000		Goodyear Tire & Rubber Co.		7.0000	3/15/2028	127,125

		AUTOMOBILE ABS - 0.4%
110,000		Merrill Auto Trust Securitization 2008-1B		6.7500	4/15/2015	89,272

		BANKS - 3.6%
250,000		Citigroup, Inc.		5.0000	9/15/2014	165,906
94,000		GMAC LLC (a)		6.0000	12/15/2011	64,032
44,000		GMAC LLC (a)		6.6250	5/15/2012	29,535
122,000		GMAC LLC (a)		6.7500	12/1/2014	70,971
36,000		GMAC LLC (a)		8.0000	11/1/2031	17,348
70,000		Goldman Sachs Group, Inc.		5.0000	10/1/2014	63,359
35,000		Goldman Sachs Group, Inc.		5.1500	1/15/2014	31,976
6,500,000	(b)	Kreditanstalt fuer Wiederaufbau	ISK	10.7500	2/1/2010	54,296
75,000		Morgan Stanley		4.7500	4/1/2014	61,383
100,000		Morgan Stanley		5.3750	10/15/2015	90,463
100,000		Morgan Stanley		5.5500	4/27/2017	89,124
50,000		Morgan Stanley		6.7500	4/15/2011	50,062
30,000		Wachovia Bank NA		6.6000	1/15/2038	23,792
6,000		Wachovia Corp.		5.5000	8/1/2035	3,600
						815,847
		BEVERAGES - 0.6%
35,000		Anheuser-Busch Cos., Inc.		6.4500	9/1/2037	29,131
110,000		SABMiller PLC (a)		6.5000	7/15/2018	102,617
						131,748

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		BUILDING MATERIALS - 1.7%
280,000		Masco Corp.		4.8000	6/15/2015	$ 180,659
45,000		Masco Corp.		5.8500	3/15/2017	28,187
15,000		Owens Corning		6.5000	12/1/2016	11,020
50,000		Owens Corning		7.0000	12/1/2036	28,076
250,000		USG Corp.		6.3000	11/15/2016	138,750
						386,692
		CHEMICALS - 0.3%
55,000		Hercules, Inc.		6.5000	6/30/2029	19,525
115,000		Hexion Specialty Chemicals, Inc.		7.8750	2/15/2023	12,075
50,000		Methanex Corp.		6.0000	8/15/2015	34,040
						65,640
		COMMERCIAL MBS - 1.2%
80,000		Credit Suisse Mortgage Capital Certificates 2007-C3 A4 (c)		5.9120	6/15/2039	48,271
170,000		Credit Suisse Mortgage Capital Certificates 2007-C5 A4 (c)		5.6950	9/15/2040	111,589
50,000		Credit Suisse Mortgage Capital Certificates 2008-C1 A3 (c)		6.4250	2/15/2041	34,411
25,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4 (c)		5.9368	2/12/2049	17,738
75,000		LB-UBS Commercial Mortgage Trust 2007-C7 A3 (c)		5.8660	9/15/2045	52,770
						264,779
		COMMERCIAL SERVICES - 3.6%
150,000		ARAMARK Corp.		5.0000	6/1/2012	132,000
300,000		DP World Ltd. (a)		6.8500	7/2/2037	144,048
160,000		Equifax, Inc.		7.0000	7/1/2037	113,922
30,000		Erac USA Finance Co. (a)		6.3750	10/15/2017	19,345
20,000		Erac USA Finance Co. (a)		6.7000	6/1/2034	11,221
275,000		Erac USA Finance Co. (a)		7.0000	10/15/2037	160,400
300,000		Western Union Co.		6.2000	11/17/2036	240,338
						821,274
		COMPUTERS - 1.6%
220,000		Affiliated Computer Services, Inc.		5.2000	6/1/2015	182,050
255,000		Lexmark International, Inc.		6.6500	6/1/2018	191,738
						373,788
		CREDIT CARD ABS - 1.1%
100,000		American Express Credit Account Master Trust 2006-2C (a)		5.6500	1/15/2014	68,781
100,000		Citibank Credit Card Issuance Trust 2006-C1 C (c )		0.9450	2/20/2015	50,799
205,000		Citibank Credit Card Issuance Trust 2005-C3 C3 (c )		0.9663	7/15/2014	119,505
20,000		MBNA Credit Card Master Note Trust 2006-C3 C3 (c )		0.8463	10/15/2013	13,776
						252,861

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		DISTRIBUTION / WHOLESALE - 0.1%
80,000		KAR Holdings, Inc.		10.0000	5/1/2015	$ 35,200

		DIVERSIFIED FINANCIAL SERVICES - 10.3%
250,000		American General Finance Corp		6.9000	12/15/2017	87,719
200,000		Caterpillar Financial Services Corp		7.1500	2/15/2019	183,242
250,000		CIT Group, Inc.		4.2500	2/1/2010	214,341
25,000		CIT Group, Inc.		4.7500	12/15/2010	20,168
11,000		CIT Group, Inc.		5.0000	2/13/2014	6,312
50,000		CIT Group, Inc.		5.0000	2/1/2015	30,477
7,000		CIT Group, Inc.		5.1250	9/30/2014	4,236
2,000		CIT Group, Inc.		5.4000	2/13/2012	1,290
7,000		CIT Group, Inc.		5.4000	1/30/2016	4,201
4,000		CIT Group, Inc.		5.6500	2/13/2017	2,320
20,000		CIT Group, Inc.		5.8000	10/1/2036	11,033
2,000		CIT Group, Inc.		5.8500	9/15/2016	1,133
146,000		CIT Group, Inc. (a)		12.0000	12/18/2018	84,874
400,000		Ford Motor Credit Co. LLC		7.0000	10/1/2013	267,697
105,000	(b)	General Electric Capital Australia Funding Pty Ltd.	AUD	8.0000	2/13/2012	68,447
45,000	(b)	General Electric Capital Corp.	NZD	6.5000	9/28/2015	20,618
25,000	(b)	General Electric Capital Corp.	NZD	6.7500	9/26/2016	11,049
155,000	(b)	General Electric Capital Corp.	NZD	7.6250	12/10/2014	76,420
200,000	(b)	General Electric Capital Corp.	SGD	2.9600	5/18/2012	109,913
200,000	(b)	General Electric Capital Corp.	SGD	3.4850	3/8/2012	112,928
265,000		Harley-Davidson Funding Corp. (a)		6.8000	6/15/2018	172,197
35,000		International Lease Finance Corp.		4.7500	1/13/2012	20,436
20,000		International Lease Finance Corp.		5.2500	1/10/2013	10,679
125,000		Lehman Brothers Holdings, Inc. (d)		6.0000	5/3/2032	13
240,000		Lehman Brothers Holdings, Inc. (d)		6.8750	7/17/2037	24
585,000		Merrill Lynch & Co, Inc.		6.1100	1/29/2037	291,352
100,000		Petroplus Finance Ltd. (a)		6.7500	5/1/2014	74,500
25,000	(b)	SLM Corp.	NZD	6.5000	6/15/2010	10,371
300,000		SLM Corp.		5.0000	10/1/2013	159,670
30,000		SLM Corp.		5.3750	1/15/2013	16,474
120,000		SLM Corp.		5.3750	5/15/2014	62,244
385,000		SLM Corp.		8.4500	6/15/2018	208,211
						2,344,589

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		ELECTRIC - 5.1%
245,000		AES Corp. (a)		8.0000	6/1/2020	$ 199,675
65,000		AES Corp. (a)		8.7500	5/15/2013	64,350
255,000		Columbus Southern Power Co.		6.0500	5/1/2018	236,308
300,000		Energy Future Holdings Corp.		5.5500	11/15/2014	113,126
215,000		Jersey Central Power & Light Co.		7.3500	2/1/2019	220,084
150,000		Nisource Finance Corp.		5.4000	7/15/2014	120,193
250,000		Nisource Finance Corp.		6.8000	1/15/2019	201,240
						1,154,976
		ELECTRONICS - 0.9%
250,000		Avnet, Inc.		6.6250	9/15/2016	208,518

		FOOD - 1.4%
245,000		Kraft Foods, Inc.		6.1250	8/23/2018	246,021
80,000		Kraft Foods, Inc.		6.5000	11/1/2031	74,421
						320,442
		FOREIGN GOVERNMENT - 9.8%
250,000	(b)	Brazilian Government International Bond	BRL	10.2500	1/10/2028	99,544
380,000	(b)	Canadian Government Bond	CAD	3.7500	6/1/2012	324,263
595,000	(b)	Canadian Government Bond	CAD	5.2500	6/1/2012	529,676
16,000	(b)	Mexican Bonos	MXN	8.0000	12/7/2023	112,650
580,000	(b)	New South Wales Treasury Corp.	AUD	5.5000	3/1/2017	410,457
280,000	(b)	New South Wales Treasury Corp.	AUD	6.0000	5/1/2012	204,629
150,000	(b)	New South Wales Treasury Corp.	AUD	7.0000	12/1/2010	110,382
110,000	(b)	New Zealand Government Bond	NZD	6.0000	12/15/2017	66,057
70,000	(b)	Province of Ontario Canada	NZD	4.2000	3/8/2018	56,024
540,000	(b)	Province of Quebec Canada	NZD	6.7500	11/9/2015	306,638
						2,220,320
		FOREST PRODUCTS - 4.4%
140,000		Georgia-Pacific LLC		7.2500	6/1/2028	98,000
325,000		Georgia-Pacific LLC		7.7500	11/15/2029	242,125
120,000		Georgia-Pacific LLC		8.0000	1/15/2024	96,000
60,000		Georgia-Pacific LLC		8.8750	5/15/2031	48,300
20,000		International Paper Co.		5.5000	1/15/2014	15,890
210,000		International Paper Co.		7.9500	6/15/2018	160,296
45,000		Westvaco Corp.		7.9500	2/15/2031	34,476
195,000		Westvaco Corp.		8.2000	1/15/2030	154,063
245,000		Weyerhaeuser Co.		6.8750	12/15/2033	150,753
						999,903
		HEALTHCARE - PRODUCTS - 0.2%
45,000		Boston Scientific Corp.		7.0000	11/15/2035	38,475

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		HEALTHCARE - SERVICES - 3.7%
100,000		HCA, Inc.		5.7500	3/15/2014	$ 66,000
295,000		HCA, Inc.		7.1900	11/15/2015	200,759
15,000		HCA, Inc.		7.5000	12/15/2023	8,022
100,000		HCA, Inc.		7.5800	9/15/2025	51,811
195,000		HCA, Inc.		7.6900	6/15/2025	102,532
40,000		HCA, Inc.		7.7500	7/15/2036	20,432
175,000		HCA, Inc.		8.3600	4/15/2024	99,002
180,000		Tenet Healthcare Corp.		6.8750	11/15/2031	90,000
265,000		UnitedHealth Group, Inc.		5.8000	3/15/2036	205,801
15,000		UnitedHealth Group, Inc.		6.6250	11/15/2037	12,484
						856,843
		HOME BUILDERS - 2.8%
35,000		Centex Corp.		5.2500	6/15/2015	26,425
305,000		DR Horton, Inc.		6.5000	4/15/2016	240,950
100,000		K Hovnanian Enterprises, Inc.		6.2500	1/15/2015	27,500
25,000		K Hovnanian Enterprises, Inc.		6.3750	12/15/2014	7,000
80,000		KB Home		5.7500	2/1/2014	63,700
45,000		KB Home		5.8750	1/15/2015	35,078
150,000		KB Home		6.2500	6/15/2015	117,000
45,000		Lennar Corp.		5.5000	9/1/2014	32,625
90,000		Lennar Corp.		5.6000	5/31/2015	64,575
30,000		Lennar Corp.		6.5000	4/15/2016	21,750
						636,603
		INSURANCE - 1.1%
350,000		White Mountains Re Group Ltd. (a,c)		6.3750	3/20/2017	255,343

		IRON / STEEL - 1.8%
185,000		ArcelorMittal		5.3750	6/1/2013	143,725
5,000		ArcelorMittal		6.1250	6/1/2018	3,623
70,000		Ispat Inland ULC		9.7500	4/1/2014	63,701
360,000		United States Steel Corp.		6.6500	6/1/2037	203,791
						414,840
		MACHINERY - CONSTRUCTION & MINING - 0.3%
65,000		Joy Global, Inc.		6.0000	11/15/2016	54,479
15,000		Joy Global, Inc.		6.6250	11/15/2036	10,033
						64,512
		MACHINERY - DIVERSIFIED - 0.4%
150,000		Cummins, Inc.		7.1250	3/1/2028	103,536

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		MEDIA - 5.4%
5,000		Clear Channel Communications, Inc.		5.5000	9/15/2014	$ 775
140,000		Clear Channel Communications, Inc.		5.5000	12/15/2016	20,300
65,000		Clear Channel Communications, Inc.		6.8750	6/15/2018	9,425
610,000		Comcast Corp.		5.6500	6/15/2035	484,519
35,000		CSC Holdings, Inc.		7.6250	7/15/2018	31,675
140,000		CSC Holdings, Inc.		7.8750	2/15/2018	128,800
35,000		RH Donnelley Corp.		6.8750	1/15/2013	2,100
20,000		RH Donnelley Corp.		6.8750	1/15/2013	1,200
30,000		RH Donnelley Corp.		6.8750	1/15/2013	1,800
80,000		RH Donnelley Corp.		8.8750	1/15/2016	5,000
270,000		Time Warner Cable, Inc.		5.8500	5/1/2017	242,430
160,000		Time Warner, Inc.		6.5000	11/15/2036	131,979
230,000		Viacom, Inc.		6.8750	4/30/2036	168,230
						1,228,233
		MINING - 1.2%
280,000		Barrick Gold Finance Co.		5.8000	11/15/2034	212,866
65,000		Newmont Mining Corp.		5.8750	4/1/2035	49,780
30,000		Teck Cominco Ltd.		6.1250	10/1/2035	14,730
						277,376
		MULTI-NATIONAL - 1.6%
7,340,000,000	(b)	Inter-American Development Bank (e)	IDR	0.0000	5/20/2013	369,001

		OFFICE / BUSINESS EQUIPMENT - 1.8%
565,000		Xerox Corp.		6.3500	5/15/2018	421,593

		OIL & GAS - 3.2%
50,000		Chesapeake Energy Corp.		6.2500	1/15/2017	49,457
50,000		Devon Energy Corp.		6.3000	1/15/2019	48,871
165,000		Nabors Industries, Inc. (a)		9.2500	1/15/2019	156,702
50,000		Newfield Exploration Co.		7.1250	5/15/2018	44,500
160,000		PetroHawk Energy Corp. (a)		7.8750	6/1/2015	141,600
60,000		Pioneer Natural Resources Co.		5.8750	7/15/2016	44,573
50,000		Pioneer Natural Resources Co.		6.8750	5/1/2018	37,001
100,000		Pioneer Natural Resources Co.		7.2000	1/15/2028	61,837
140,000		Talisman Energy, Inc.		5.8500	2/1/2037	94,744
10,000		Talisman Energy, Inc.		6.2500	2/1/2038	7,073
80,000		Valero Energy Corp.		6.6250	6/15/2037	56,694
						743,052

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		OIL & GAS SERVICES - 0.6%
5,000		Weatherford International, Inc.		6.8000	6/15/2037	$ 3,555
5,000		Weatherford International Ltd.		6.5000	8/1/2036	3,529
20,000		Weatherford International Ltd.		7.0000	3/15/2038	14,577
120,000		Weatherford International Ltd.		9.6250	3/1/2019	124,316
						145,977
		PHARMACEUTICALS - 0.9%
235,000		Elan Finance PLC		7.7500	11/15/2011	198,575
5,000		Elan Finance PLC		8.8750	12/1/2013	4,025
						202,600
		PIPELINES - 2.4%
130,000		Dynegy Holdings, Inc.		7.7500	6/1/2019	85,150
400,000		Kinder Morgan Energy Partners LP		5.8000	3/15/2035	297,622
30,000		Panhandle Eastern Pipeline Co.		6.2000	11/1/2017	25,755
150,000		Panhandle Eastern Pipeline Co.		7.0000	6/15/2018	134,393
						542,920
		REAL ESTATE - 0.2%
50,000		Duke Realty LP		6.2500	5/15/2013	36,304

		REITS - 0.8%
5,000		Camden Property Trust		5.7000	5/15/2017	3,784
30,000		iStar Financial, Inc.		5.1500	3/1/2012	10,806
155,000		iStar Financial, Inc.		5.9500	10/15/2013	46,534
75,000		Simon Property Group LP		5.8750	3/1/2017	57,937
80,000		Simon Property Group LP		6.1250	5/30/2018	62,989
						182,050
		RETAIL - 4.8%
415,000		Home Depot, Inc.		5.8750	12/16/2036	294,715
105,000		JC Penney Corp, Inc.		6.3750	10/15/2036	65,798
15,000		JC Penney Corp, Inc.		7.1250	11/15/2023	10,497
235,000		JC Penney Corp, Inc.		7.6250	3/1/2097	149,350
5,000		Macy's Retail Holdings, Inc.		5.9000	12/1/2016	3,176
433,000		Macy's Retail Holdings, Inc.		6.3750	3/15/2037	241,656
300,000		New Albertsons, Inc.		6.6250	6/1/2028	222,000
300,000		Toys R US, Inc.		7.3750	10/15/2018	97,500
10,000		Yum! Brands, Inc.		6.8750	11/15/2037	8,314
						1,093,006

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		SEMICONDUCTORS - 0.6%
160,000		Freescale Semiconductor, Inc.		10.1250	12/15/2016	$ 29,600
95,000		Kla-Tencor Corp.		6.9000	5/1/2018	75,211
50,000		National Semiconductor Corp.		6.6000	6/15/2017	32,973
						137,784
		SOFTWARE - 0.4%
95,000		BMC Software, Inc.		7.2500	6/1/2018	86,047

		TELECOMMUNICATIONS - 11.1%
60,000		Alltel Corp.		7.0000	7/1/2012	62,538
1,000,000		America Movil SAB de CV		9.0000	1/15/2016	67,555
400,000		AT&T Corp.		6.5000	3/15/2029	351,632
100,000		Bell Canada (a)		5.0000	2/15/2017	73,250
60,000		Bell Canada (a)		6.1000	3/16/2035	37,861
145,000		Embarq Corp.		7.9950	6/1/2036	108,996
10,000		Frontier Communications Corp.		7.1250	3/15/2019	7,900
240,000		Frontier Communications Corp.		7.8750	1/15/2027	163,200
200,000		Level 3 Financing, Inc.		8.7500	2/15/2017	129,000
105,000		Motorola, Inc.		6.5000	9/1/2025	66,812
170,000		Motorola, Inc.		6.5000	11/15/2028	107,939
85,000		Motorola, Inc.		6.6250	11/15/2037	52,564
440,000		Nextel Communications, Inc.		5.9500	3/15/2014	246,400
30,000		Nextel Communications, Inc.		6.8750	10/31/2013	17,250
210,000		Nextel Communications, Inc.		7.3750	8/1/2015	112,350
15,000		Nortel Networks Capital Corp. (d)		7.8750	6/15/2026	1,275
35,000		Nortel Networks Ltd. (d)		6.8750	9/1/2023	2,975
5,000		Qwest Capital Funding, Inc.		6.5000	11/15/2018	3,425
5,000		Qwest Corp.		6.5000	6/1/2017	4,175
205,000		Qwest Corp.		6.8750	9/15/2033	135,300
400,000		Qwest Corp.		7.2500	10/15/2035	262,000
5,000		Qwest Corp.		7.5000	6/15/2023	3,800
255,000		Telecom Italia Capital SA		4.9500	9/30/2014	220,430
55,000		Telecom Italia Capital SA		5.2500	11/15/2013	49,441
145,000		Telecom Italia Capital SA		6.0000	9/30/2034	99,186
115,000		Verizon New England, Inc.		4.7500	10/1/2013	109,527
40,000		Verizon New England, Inc.		7.8750	11/15/2029	37,417
						2,534,198

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value

		TRANSPORTATION - 0.1%
15,000		Canadian Pacific Railway Co.		5.7500	3/15/2033	$ 10,696
30,000		Canadian Pacific Railway Co.		5.9500	5/15/2037	20,993
						31,689

		TOTAL BONDS & NOTES ( Cost - $27,322,787)				21,393,098

		CONVERTIBLE BONDS - 1.3%
		BIOTECHNOLOGY - 0.1%
85,000		Human Genome Sciences, Inc.		2.2500	8/15/2012	28,687

		COMPUTERS - 0.1%
18,000		Maxtor Corp.		5.7500	3/1/2012	14,310

		SEMICONDUCTORS - 0.2%
85,000		Kulicke & Soffa Industries, Inc.		0.8750	6/1/2012	40,694

		TELECOMMUNICATIONS - 0.9%
45,000		Level 3 Communications, Inc.		2.8750	7/15/2010	32,906
185,000		Level 3 Communications, Inc.		3.5000	6/15/2012	77,700
100,000		NII Holdings, Inc.		3.1250	6/15/2012	70,000
145,000		Nortel Networks Corp. (d)		2.1250	4/15/2014	22,113
						202,719

		TOTAL CONVERTIBLE BONDS ( Cost - $517,944)				286,410

		PREFERRED STOCK - 0.7%
		BANKS - 0.2%
135		Bank of America Corp. Ser. L Conv.		7.2500		57,307

		DIVERSIFIED FINANANCIAL SERVICES - 0.2%
150		Lehman Brothers Holdings, Inc. Ser C, Cum Conv (f)(g)		5.9400		-
150		Lehman Brothers Holdings, Inc. Ser D, Cum Conv (f)(g)		5.6700		1
675		Lehman Brothers Holdings, Inc. Ser F, Cum Conv (f)(g)		6.5000		2
690		Lehman Brothers Holdings, Inc. Ser J, Cum Conv (f)(g)		7.9500		4
75		Lehman Brothers Holdings, Inc. Ser M, Cum Conv (f)(g)		6.0000		2
60		Lehman Brothers Holdings, Inc. Ser P, Cum Conv (f)(g)		7.2500		44
86		Preferred Blocker, Inc. (a)		7.0000		17,127
2,725		SLM Corp., Conv.		6.0000		25,206
						42,386
		HOUSEWARES - 0.1%
1,000		Newell Financial Trust I, Cum. Conv.		5.2500	12/1/2027	18,000

		TELECOMMUNICATIONS - 0.1%
120		Lucent Technologies Capital Trust I		7.7500		34,830

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)
Par Value				Coupon Rate (%)	Maturity	Value
		US GOVERNMENT AGENCY - 0.1%
150		Federal Home Loan Mortgage Corp. Ser. F (f)		5.0000		$ 135
400		Federal Home Loan Mortgage Corp. Ser. K (f)		5.7900		308
150		Federal Home Loan Mortgage Corp. Ser. O (f)		5.8100		117
200		Federal Home Loan Mortgage Corp. Ser. P (f)		6.0000		178
250		Federal Home Loan Mortgage Corp. Ser. R (f)		5.7000		207
150		Federal Home Loan Mortgage Corp. Ser. T (f)		6.4200		120
350		Federal Home Loan Mortgage Corp. Ser. U (f)		5.9000		144
2,350		Federal Home Loan Mortgage Corp. Ser. V (f)		5.5700		850
700		Federal Home Loan Mortgage Corp. Ser. W (f)		5.6600		280
925		Federal Home Loan Mortgage Corp. Ser. Y (f)		6.5500		379
3,400		Federal Home Loan Mortgage Corp. Ser. Z (f)		8.3750		1,564
100		Federal National Mortgage Association Ser. H (f)		5.8100		115
250		Federal National Mortgage Association Ser. I (f)		5.3750		358
150		Federal National Mortgage Association Ser. L (f)		5.1250		104
300		Federal National Mortgage Association Ser. M (f)		4.7500		219
150		Federal National Mortgage Association Ser. Q (f)		6.7500		75
4,750		Federal National Mortgage Association Ser. S (f)		0.0000		3,467
7,100		Federal National Mortgage Association Ser. T (f)		8.2500		4,970
						13,590

		TOTAL PREFERRED STOCK (Cost - $819,444)				166,113

		SHORT-TERM INVESTMENTS - 2.7%
623,735		AIM Premier Portfolio 0.77% (Cost $623,735)(h)				623,735

		TOTAL INVESTMENTS - 98.4% (Cost - $29,283,910)(i)				$ 22,469,356
		OTHER ASSETS LESS LIABILITIES - 1.6%				355,942
		NET ASSETS - 100%				$ 22,825,298

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. At March 31, 2009, these securities amounted to $1,965,777 or 8.6% of net assets
(b)	Principal amount stated in Foreign Currency
	BRL - Brazilian Real IDR - Indonesian Rupiah ISK-Icelandic Krona AUD - Australian Dollar
	SGD - Singapore Dollar NZD - New Zealand Dollar MXN - Mexican Peso CAD - Canadian Dollar
(c)	Variable rate security
(d)	Bond in default - non inome producing.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(f)	These securities have discontinued dividend payments.
(g)	Security in default - issuer has filed for Chapter 11 Bankruptcy.
(h)	Variable rate security; the money market rate shown represents the rate at March 31, 2009.
(i)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:		$ 224,410
	Unrealized depreciation:		(7,038,964)
	Net unrealized appreciation/(depreciation):		$ (6,814,554)
		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2009 (Unaudited)(Continued)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 623,735	$ -
Level 2 - Other Significant Observable Inputs	$ 21,845,621	$ -
Level 3 - Significant Unobservable Inputs
TOTAL	$ 22,469,356	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/1/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/1/09